Derivative Financial Instruments and Risk Management Policies - Liquidity Risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	11 years 7 months 17 days
Period to pay all commitments	12 months
Net debt held as a hedging instrument	€ 27,349
Current lease liabilities	2,239	€ 2,020
Non-current financial liabilities	€ 11,148
Non-current financial liabilities, term	2 years
Telefónica, S.A.
Disclosure of financial liabilities [line items]
Total carrying amount	€ 37,061	39,079
Current lease liabilities	€ 2,239	€ 2,020
Minimum
Disclosure of financial liabilities [line items]
Average maturity of net financial debt	6 years
2024 | Telefónica, S.A.
Disclosure of financial liabilities [line items]
Total carrying amount	€ 3,701